Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and cash equivalents	$ 611	$ 499
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $30,058 and $27,310)	31,223	28,020
Fixed maturities, trading at fair value	116	117
Equity securities, available for sale at fair value (cost — $479 and $447)	593	495
Mortgage loans	820	890
Policy loans	184	192
Real estate and other investments	953	763
Total cash and investments	34,500	30,976
Recoverables from reinsurers	312	343
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $433 and $273)	943	997
Accrued investment income	291	262
Variable annuity assets (separate accounts)	644	600
Equity options — fixed-indexed annuities	701	492
Funds held as collateral	389	380
Other assets	340	312
Total assets	38,120	34,362
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $137 and $78)	33,316	29,907
Life, accident and health reserves	658	691
Variable annuity liabilities (separate accounts)	644	600
Liability for funds held as collateral	389	380
Net deferred tax liabilities	33	10
Other liabilities	272	207
Total liabilities	35,312	31,795
Shareholder’s equity:
Common Stock, par value — $12.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	3	3
Capital surplus	953	938
Retained earnings	1,248	1,302
Accumulated other comprehensive income, net of tax	557	266
Total shareholder’s equity	2,761	2,509
Noncontrolling interests	47	58
Total equity	2,808	2,567
Total liabilities and equity	$ 38,120	$ 34,362